Document And Entity Information	Oct. 16, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Oct. 16, 2023
Entity Registrant Name	Precision BioSciences, Inc.
Entity Central Index Key	0001357874
Entity Emerging Growth Company	true
Securities Act File Number	001-38841
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	20-4206017
Entity Address, Address Line One	302 East Pettigrew St.
Entity Address, Address Line Two	Suite A-100
Entity Address, City or Town	Durham
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27701
City Area Code	919
Local Phone Number	314-5512
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common Stock, par value $0.000005 per share
Trading Symbol	DTIL
Security Exchange Name	NASDAQ
Amendment Description	On October 19, 2023, Precision BioSciences, Inc. (the “Company”) filed a Current Report on Form 8-K (the “Original Form 8-K”) to report that the Company and Venable Historic, LLC, successor-in-interest to Venable Tenant, LLC, entered into a Tenth Amendment to Lease Agreement (the “Lease Amendment”), which amended certain terms of the Lease Agreement, dated April 5, 2010, as amended, with respect to the Company’s office space and laboratory facilities located at 302 East Pettigrew Street in Durham, North Carolina. This Amendment No. 1 on Form 8-K/A is being filed by the Company to amend and restate the Original Form 8-K in its entirety to (i) correct the disclosure related to the rental rates in the Lease Amendment, (ii) make other clarifying revisions, and (iii) include the disclosure under Item 2.03 of Form 8-K.